Employee Benefit Plans (Stock Option Plans) (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2006	Dec. 31, 2012	Dec. 31, 2013 stock_option_plan	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2013 2008 Equity Incentive Plan [Member]	Mar. 31, 2012 2008 Equity Incentive Plan [Member]	Mar. 31, 2009 2008 Equity Incentive Plan [Member] Stock Options and SARS [Member]	Mar. 31, 2009 2008 Equity Incentive Plan [Member] Restricted Stock [Member]
Postemployment Benefits [Abstract]
Incentive and non-qualified stock option plans, number of plans			3
Incentive and non-qualified stock option plans, number of shares authorized						150,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the issuance							50,000	50,000	50,000	50,000
Options vested during period, shares		2,200	2,600	1,200
Options vested during period, shares, weighted average exercise price		$ 23.61	$ 23.50	$ 23.03
Options outstanding and exercisable, instrinsic value			$ 0	$ 0	$ 0
Compensation expense related to stock options		4,000	(3,000)	33,000
Unrecognized compensation cost related to non-vested stock options			$ 38,000
Unrecognized compensation cost related to non-vested stock options, period for recognition			3 years
Award annual vesting percentage	100.00%		20.00%
Award expiration period			10 years